Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 — LIQUIDITY AND GOING CONCERN

As of March 31, 2025, the Company had approximately $3.5 million of working capital including $2.9 million of cash and cash equivalents. Management has assessed the going concern assumptions of the Company during the preparation of these condensed consolidated financial statements.

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Historically, the Company’s primary source of funding to support operations has been cash flows from operations.

NOTE 2 — LIQUIDITY AND GOING CONCERN

As of December 31, 2024, the Company had approximately $3.9 million of working capital including $5.6 million of cash and cash equivalents. Management has assessed the going concern assumptions of the Company during the preparation of these consolidated financial statements.

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Historically, the Company’s primary source of funding to support operations has been cash flows from operations.